Average Annual Total Returns{- Franklin Growth and Income VIP Fund} - FTVIP Class 1-62 - Franklin Growth and Income VIP Fund	Class 1 Return Before Taxes Past 1 year	Class 1 Return Before Taxes Past 5 years	Class 1 Return Before Taxes Past 10 years	Russell 1000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 1000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 1000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	5.81%	10.63%	10.46%	2.80%	9.73%	10.50%	18.40%	15.21%	13.88%